Fair Value Measurements - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Jan. 31, 2024		Oct. 31, 2023		Jan. 31, 2023
Securities
Amortized cost	$ 121,127	[1]	$ 116,814	[1]	$ 105,784
Loans
Consumer instalment and other personal	91,976		104,042		84,184
Credit cards	12,522		12,294		9,841
Business and government	364,761		366,886		304,081
Deposits	914,138		910,879		787,327
Securitization and structured entities' liabilities	29,663		27,094		26,336
Other liabilities	98,233		116,496		87,600
Subordinated debt	8,216		8,228		$ 8,156
Fair Value [member]
Securities
Amortized cost	112,579		104,171
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	121,127		116,814
Loans
Residential mortgages	176,257		175,350
Consumer instalment and other personal	91,261		103,267
Credit cards	12,104		11,893
Business and government	351,923		358,712
Loans net of allowance for loan losses	631,545		649,222
Deposits	873,703		875,034
Securitization and structured entities' liabilities	24,752		24,631
Other liabilities	4,021		4,160
Subordinated debt	8,216		8,228
Not Carried At Fair Value [member] | Fair Value [member]
Securities
Amortized cost	112,579		104,171
Loans
Residential mortgages	173,157		167,863
Consumer instalment and other personal	90,159		101,023
Credit cards	12,104		11,893
Business and government	350,870		357,027
Loans net of allowance for loan losses	626,290		637,806
Deposits	872,234		871,776
Securitization and structured entities' liabilities	24,257		23,739
Other liabilities	3,431		3,287
Subordinated debt	$ 8,175		$ 7,849

[1]	Amounts are net of ACL of $4 million ($3 million as at October 31, 2023).